Average Annual Total Returns			12 Months Ended	37 Months Ended	39 Months Ended	53 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	64 Months Ended	108 Months Ended	116 Months Ended	120 Months Ended		222 Months Ended	228 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			10.56%						7.63%				8.73%
Performance Inception Date		Jun. 26, 2026
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund Institutional Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%						13.86%				10.68%
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.72%						5.83%				6.91%
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.62%						5.74%				6.65%
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund Institutional Shares | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.37%						8.68%				7.90%
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			10.41%						7.40%				8.47%
Performance Inception Date		Dec. 31, 2007
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund A Class Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%						13.86%				10.46%
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund A Class Shares | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.37%						8.68%				7.64%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			9.72%						6.03%				5.00%
Performance Inception Date		Dec. 28, 2011
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%						13.86%				14.39%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.21%						4.11%				3.06%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.78%						3.84%				2.98%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		1.25%						(0.33%)				1.66%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%						14.53%				13.10%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares | Blended Eighty Twenty Bloomberg Barclays U S Aggregate Bond Index S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.70%						2.69%				3.77%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			9.48%						5.77%				4.39%
Performance Inception Date		Jun. 28, 2013
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund A Class Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%						13.86%				12.55%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund A Class Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		1.25%						(0.33%)				1.35%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund A Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%						14.53%				13.10%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund A Class Shares | Blended Eighty Twenty Bloomberg Barclays U S Aggregate Bond Index S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.70%						2.69%				3.77%
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			5.98%						4.38%			3.75%
Performance Inception Date		May 01, 2015
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.73%						2.55%			2.26%
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.54%						2.56%			2.23%
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund Institutional Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		1.25%						(0.33%)			1.30%
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund Institutional Shares | F T S E One Month U S Treasury Bill Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.38%						2.47%			1.80%
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			5.82%					5.07%
Performance Inception Date		Mar. 01, 2020
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund A Class Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		1.25%					(0.99%)
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund A Class Shares | F T S E One Month U S Treasury Bill Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.38%					2.52%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.08%						3.43%				4.01%
Performance Inception Date		Apr. 28, 2006
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.28%						2.13%				2.18%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.41%						2.35%				2.55%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund Institutional Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		1.25%						(0.33%)				1.35%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund Institutional Shares | I C E Bof A M L Fixed Rate Preferred Securities Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.11%						1.98%				4.22%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.71%						3.06%				3.62%
Performance Inception Date		Mar. 30, 2001
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund A Class Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		1.25%						(0.33%)				1.35%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund A Class Shares | I C E Bof A M L Fixed Rate Preferred Securities Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.11%						1.98%				4.22%
Institutional Shares [Member] | WESTWOOD QUALITY MIDCAP FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			10.29%	6.90%
Performance Inception Date		Nov. 30, 2021
Institutional Shares [Member] | WESTWOOD QUALITY MIDCAP FUND INSTITUTIONAL SHARES | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		23.81%	9.14%
Institutional Shares [Member] | WESTWOOD QUALITY MIDCAP FUND INSTITUTIONAL SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.44%	5.95%
Institutional Shares [Member] | WESTWOOD QUALITY MIDCAP FUND INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.72%	5.12%
Institutional Shares [Member] | WESTWOOD QUALITY MIDCAP FUND INSTITUTIONAL SHARES | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		13.07%	5.84%
Institutional Shares [Member] | Westwood Quality Smidcap Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			10.42%						8.31%				7.41%
Performance Inception Date		Jul. 31, 2020
Institutional Shares [Member] | Westwood Quality Smidcap Fund Institutional Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		23.81%						13.86%				12.55%
Institutional Shares [Member] | Westwood Quality Smidcap Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.10%						6.93%				5.53%
Institutional Shares [Member] | Westwood Quality Smidcap Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.39%						6.21%				5.41%
Institutional Shares [Member] | Westwood Quality Smidcap Fund Institutional Shares | Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		10.98%						8.44%				7.81%
Institutional Shares [Member] | Westwood Quality AllCap Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			10.27%		7.09%
Performance Inception Date		Sep. 24, 2021
Institutional Shares [Member] | Westwood Quality AllCap Fund Institutional Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		23.81%		10.33%
Institutional Shares [Member] | Westwood Quality AllCap Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.95%		6.22%
Institutional Shares [Member] | Westwood Quality AllCap Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.07%		5.42%
Institutional Shares [Member] | Westwood Quality AllCap Fund Institutional Shares | Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.98%		7.35%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			4.80%						7.04%				7.59%
Performance Inception Date		Apr. 02, 2007
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund Institutional Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		23.81%						13.86%				12.55%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.16%						5.98%				6.60%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.74%						5.37%				5.92%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund Institutional Shares | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		8.05%						7.29%				7.14%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			4.65%						6.91%	8.67%
Performance Inception Date		Sep. 03, 2019
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund A Class Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		23.81%						13.86%	15.37%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund A Class Shares | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		8.05%						7.29%	9.76%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund C Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			3.85%						6.11%	7.87%
Performance Inception Date		Sep. 03, 2019
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund C Class Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		23.81%						13.86%	15.37%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund C Class Shares | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		8.05%						7.29%	9.76%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			9.08%						4.68%				4.96%
Performance Inception Date		Dec. 19, 2005
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		23.81%						13.86%				12.55%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.63%						2.78%				3.05%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.50%						3.03%				3.44%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		1.25%						(0.33%)				1.35%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares | Blended Sixty Forty Bloomberg Barclays U S Aggregate Bond Index S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[9]		10.29%						5.69%				6.16%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%						14.53%				13.10%	[9]
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			8.93%						4.46%				6.11%
Performance Inception Date		Dec. 31, 2007
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund A Class Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		23.81%						13.86%				12.55%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund A Class Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		1.25%						(0.33%)				1.35%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund A Class Shares | Blended Sixty Forty Bloomberg Barclays U S Aggregate Bond Index S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent			10.29%						5.69%				6.15%	[9]
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund A Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		25.02%						14.53%				13.10%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund C Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			8.07%						3.69%	4.14%
Performance Inception Date		Sep. 03, 2019
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund C Class Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		23.81%						13.86%	15.37%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund C Class Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		1.25%						(0.33%)	(0.41%)
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund C Class Shares | Blended Sixty Forty Bloomberg Barclays U S Aggregate Bond Index S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[9]		10.29%						5.69%	6.17%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund C Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		25.02%						14.53%	16.00%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			37.99%						13.60%				2.96%
Performance Inception Date		Sep. 19, 2012
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			35.65%						12.94%				2.44%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			22.71%						10.63%				2.10%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		25.02%						14.53%				14.13%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares | Alerian Midstream Energy Select Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		43.13%						16.31%				6.90%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			37.52%						13.34%				5.35%
Performance Inception Date		Dec. 20, 2012
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund A Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		25.02%						14.53%				14.49%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund A Class Shares | Alerian Midstream Energy Select Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		28.73%						16.31%				6.90%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund C Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			36.39%						12.47%				4.30%
Performance Inception Date		Jan. 07, 2013
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund C Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		25.02%						14.53%				14.13%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund C Class Shares | Alerian Midstream Energy Select Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		43.13%						16.31%				6.90%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.57%						3.28%				3.43%
Performance Inception Date		Sep. 14, 2006
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.42%						2.04%				2.28%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.05%						2.10%				2.25%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund Institutional Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		25.02%						14.53%				13.10%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund Institutional Shares | HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		7.38%						5.53%				3.52%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.25%						2.92%				3.05%
Performance Inception Date		Mar. 12, 2010
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund A Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		25.02%						14.53%				13.10%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund A Class Shares | HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		7.83%						14.53%				3.51%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund C Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.54%						2.30%				2.73%
Performance Inception Date		Sep. 14, 2009
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund C Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		25.02%						14.53%				13.10%
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund C Class Shares | HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		7.83%						5.53%				3.51%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.85%						3.47%				2.51%
Performance Inception Date		Dec. 31, 2012
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.40%						2.12%				2.64%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.69%						2.29%				13.10%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund Institutional Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		25.02%						14.53%				3.51%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund Institutional Shares | HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		7.83%						5.53%				3.62%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund A Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.51%						3.21%				3.51%
Performance Inception Date		Dec. 31, 2012
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund A Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		25.02%						14.53%				5.35%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund A Class Shares | HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		7.83%						5.53%				13.10%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund F Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.18%						3.79%				4.19%
Performance Inception Date		Dec. 31, 2012
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund F Class Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		25.02%						14.53%				13.10%
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund F Class Shares | HFRX Equity Hedge Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		7.83%						5.53%				3.51%
Ultra Shares [Member] | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81% [13]			15.30%									20.22% [13]
Ultra Shares [Member] | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		14.37%												10.15%
Ultra Shares [Member] | Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.98%			14.89%
Ultra Shares [Member] | Westwood Quality Value Fund Ultra Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent			10.41%												6.74%
Performance Inception Date		Jun. 28, 2006
Ultra Shares [Member] | Westwood Quality Value Fund Ultra Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.55%												5.19%
Ultra Shares [Member] | Westwood Quality Value Fund Ultra Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.55%												5.09%
Ultra Shares [Member] | Westwood Quality Smidcap Fund Ultra Shares
Prospectus [Line Items]
Average Annual Return, Percent			10.65%			13.81%
Performance Inception Date		Jul. 31, 2020
Ultra Shares [Member] | Westwood Quality Smidcap Fund Ultra Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.25%			12.10%
Ultra Shares [Member] | Westwood Quality Smidcap Fund Ultra Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.59%			10.58%
Ultra Shares [Member] | Westwood Quality SmallCap Fund Ultra Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.92%				16.87%
Performance Inception Date		Mar. 31, 2020
Ultra Shares [Member] | Westwood Quality SmallCap Fund Ultra Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%				20.43%
Ultra Shares [Member] | Westwood Quality SmallCap Fund Ultra Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.24%				15.63%
Ultra Shares [Member] | Westwood Quality SmallCap Fund Ultra Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.83%				13.45%
Ultra Shares [Member] | Westwood Quality SmallCap Fund Ultra Shares | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.05%				18.15%
Ultra Shares [Member] | Westwood Quality AllCap Fund Ultra Shares
Prospectus [Line Items]
Average Annual Return, Percent			10.45%		7.15%
Performance Inception Date		Sep. 24, 2021
Ultra Shares [Member] | Westwood Quality AllCap Fund Ultra Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		10.33%
Ultra Shares [Member] | Westwood Quality AllCap Fund Ultra Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.10%		6.27%
Ultra Shares [Member] | Westwood Quality AllCap Fund Ultra Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.19%		5.47%
Ultra Shares [Member] | Westwood Quality AllCap Fund Ultra Shares | Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.98%		7.35%
Ultra Shares [Member] | Westwood Income Opportunity Fund Ultra Shares
Prospectus [Line Items]
Average Annual Return, Percent			9.29%													8.26%
Performance Inception Date		Dec. 19, 2005
Ultra Shares [Member] | Westwood Income Opportunity Fund Ultra Shares | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%													21.22%
Ultra Shares [Member] | Westwood Income Opportunity Fund Ultra Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.80%													6.67%
Ultra Shares [Member] | Westwood Income Opportunity Fund Ultra Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.62%													5.73%
Ultra Shares [Member] | Westwood Income Opportunity Fund Ultra Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		25.02%													21.00%
Ultra Shares [Member] | Westwood Income Opportunity Fund Ultra Shares | Blended 60/40 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.29%													10.00%
Ultra Shares [Member] | Westwood Alternative Income Fund Ultra Shares
Prospectus [Line Items]
Average Annual Return, Percent			6.12%						4.48%			3.85%
Performance Inception Date		May 01, 2015
Ultra Shares [Member] | Westwood Alternative Income Fund Ultra Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.85%						2.63%			2.33%
Ultra Shares [Member] | Westwood Alternative Income Fund Ultra Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.63%						2.63%			2.30%
Ultra Shares [Member] | Westwood Alternative Income Fund Ultra Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%						0.33%			1.30%
Ultra Shares [Member] | Westwood Alternative Income Fund Ultra Shares | FTSE 1-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.38%						2.47%			1.80%
Ultra Shares [Member] | Westwood Quality Smidcap Fund | Westwood Quality Smidcap Fund Ultra Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund Ultra Fund
Prospectus [Line Items]
Average Annual Return, Percent			37.92%						13.69%		10.16%
Performance Inception Date		Jan. 04, 2016
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund Ultra Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			35.55%						13.02%		9.58%
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund Ultra Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			22.68%						10.70%		8.08%
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund Ultra Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%						14.53%		14.69%
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund Ultra Fund | Alerian Midstream Energy Select Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]		43.13%						16.31%		13.33%

[1]	Prior to June 13, 2024, the Russell 1000® Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Rusell 3000® Index has replaced the Russell 1000® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell 1000® Value Index is now the Fund’s secondary index.
[2]	Prior to June 13, 2024, the Bloomberg U.S. Aggregate Bond Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Rusell 3000® Index has replaced the Bloomberg U.S. Aggregate Bond Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Blended 80/20 Bloomberg U.S. Aggregate Bond Index/S&P 500
[3]	Prior to June 13, 2024, the FTSE 1-Month U.S. Treasury Bill Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Bloomberg U.S. Aggregate Bond Index has replaced the FTSE 1-Month U.S. Treasury Bill Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The FTSE 1-Month U.S. Treasury Bill Index is now the Fund’s secondary index.
[4]	Prior to June 13, 2024, the ICE BofAML Fixed Rate Preferred Securities Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Bloomberg U.S. Aggregate Bond Index has replaced the ICE BofAML Fixed Rate Preferred Securities Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The ICE BofAML Fixed Rate Preferred Securities Index is now the Fund’s secondary index.
[5]	Prior to June 13, 2024, the Russell MidCap Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Russell MidCap Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell Midcap Value Index is now the Fund’s secondary index.
[6]	Prior to June 13, 2024, the Russell 2500® Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Russell 2500® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell 2500® Value Index is now the Fund’s secondary index.
[7]	Prior to June 13, 2024, the Russell 3000® Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Russell 3000® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell 3000® Value Index is now the Fund’s secondary index.
[8]	Prior to June 13, 2024, the Russell 2000® Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Russell 2000® Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell 2000® Index is now the Fund’s secondary index.
[9]	Prior to June 13, 2024, the Bloomberg U.S. Aggregate Bond Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Bloomberg U.S. Aggregate Bond Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Blended 60/40 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index is now the Fund’s secondary index. Prior to June 13, 2024, the Fund’s secondary index was S&P 500
[10]	Prior to June 13, 2024, the Alerian Midstream Energy Select Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the S&P 500® Index has replaced the Alerian Midstream Energy Select Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Alerian Midstream Energy Select Index is now the Fund’s secondary index.
[11]	Prior to June 13, 2024, the HFRX Equity Hedge Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the S&P500® Index has replaced the HFRX Equity Hedge Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The HFRX Equity Hedge Index is now the Fund’s secondary index.
[12]	Prior to June 13, 2024, the HFRX Equity Hedge Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the S&P 500® Index has replaced the HFRX Equity Hedge Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The HFRX Equity Hedge Index is now the Fund’s secondary index.
[13]	Prior to June 13, 2024, the Russell 1000® Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Russell 1000® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Russell 1000® Value Index is now the Fund’s secondary index.
[14]	Prior to June 13, 2024, the Bloomberg U.S. Aggregate Bond Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Russell 3000® Index has replaced the Bloomberg U.S. Aggregate Bond Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Blended 60/40 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index is now the Fund’s secondary index. Prior to June 13, 2024, the Fund’s secondary index was S&P 500
[15]	Prior to June 13, 2024, the Alerian Midstream Energy Select Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the S&P 500® Index has replaced the Alerian Midstream Energy Select Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Alerian Midstream Energy Select Index is now the Fund’s secondary index.